UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2012 – FEBRUARY 28, 2013

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

Managers AMG Funds

February 28, 2013

Systematic Value Fund

Investor Class: MSYAX	Institutional Class: MSYSX
(formerly Class A)

Systematic Mid Cap Value Fund

Investor Class: SYAMX	Service Class: SYCSX	Institutional Class: SYIMX
(formerly Class A)

AR004-0213

Managers AMG Funds

Annual Report — February 28, 2013

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	3

Systematic Mid Cap Value Fund	8

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	16

Detail of changes in assets for the past two fiscal years

FINANCIAL HIGHLIGHTS	17

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	20

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27

TRUSTEES AND OFFICERS	28

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

Thank you for your investment in The Managers Funds. Our foremost goal at Managers Investment Group (MIG) is to provide investment products and solutions that help our shareholders and clients successfully reach their investment goals and objectives. We do this by offering a broad selection of Funds managed by a collection of Affiliated Managers Group’s (AMG) Affiliate investment boutiques, along with a complementary series of open-architecture mutual funds.

The past year has been an exciting one for us at MIG. In connection with AMG’s investment in Yacktman Asset Management (“Yacktman”), MIG partnered with Yacktman in reorganizing the Yacktman Focused Fund and the Yacktman Fund into The Managers Funds. The addition of the Yacktman Funds to our platform brought our total assets under management to over $28 billion at the end of February 2013.

Additionally, in an effort to better meet our shareholders’ needs as well as bring consistency across our Funds, we restructured our share class offerings across many of our Funds, which included discontinuing certain share classes with sales charges (commonly called sales loads). As a result, many of our Funds now offer three No Load share classes – Investor, Service, and Institutional Share Classes. We believe this simplified structure makes it easier for our clients, as well as Financial Advisors, to select the appropriate share class to match their needs.

During the past year, we also executed on several other changes to certain Funds, which included reducing the minimum initial investment required to purchase Institutional Class shares, as well as reducing expense ratios on several Funds to ensure that our offerings remain competitive and affordable for our clients.

Risky assets have had a strong start in 2013 with U.S. equity markets close to all-time highs. Ongoing global monetary easing, a low-yield environment, and healthy US economic growth are supporting investor appetite for risk assets. Despite improving investor sentiment, risks remain, including fiscal headwinds in the US, slower growth in Emerging Markets, and Eurozone uncertainty. Nevertheless, we are optimistic about the prospects for the upcoming year and we are confident that our Funds are well positioned to weather an uncertain economic environment.

We thank you for your continued confidence and investment in The Managers Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Keitha Kinne

President

The Managers Funds

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2013	Expense Ratio for the Period	Beginning Account Value 09/01/2012	Ending Account Value 02/28/2013	Expenses Paid During the Period*
Systematic Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$1,099	$5.53
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.32

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,101	$4.21
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.05

Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.11%	$1,000	$1,119	$5.81
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.54

Service Class**
Based on Actual Fund Return	0.86%	$1,000	$1,105	$4.49
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.31

Institutional Class
Based on Actual Fund Return	0.86%	$1,000	$1,119	$4.51
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.30

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Commenced operations December 1, 2012.

2

Systematic Value Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

Over the 12 months ending February 28, 2013, the Systematic Value Fund (Institutional Class) (the “Fund”) returned 12.59%, lagging the 17.63% return of the Russell 1000® Value Index.

The macro, geo-political backdrop whose impact on domestic equity investing has become omnipresent over the course of the last few years continued to press forward in earnest over the past 12 months. Impactful economic and political news continued to flow from Europe and Asia, while concerns regarding policy decisions here in the United States added to the mix. Obstacles such as the fiscal cliff and the notion of sequester all weighed heavily on investor’s minds. The Presidential election also provided for an anticipated hesitation in the equity markets. However, investors appear to have concluded that the resultant effect of this news on business growth is unlikely to stymie the economic recovery, as during the course of the trailing 12-month period, equities posted fairly strong numbers.

An additional overlay experienced during this timeframe was the notion of risk on/risk off trading, as well as continued high correlations among stocks. Our earnings-focused philosophy is most effective when investors differentiate one stock from another on the basis of underlying company fundamentals, and least so when they trade stocks en masse based on risk-on/risk-off speculation. While double digit absolute returns are always welcome, much like other active equity managers, this extraneous, and we would argue temporary, combination can prove to be a headwind to our strategy, on a relative basis.

While the Fund posted strong absolute returns for the 12-month period ending February 28, 2013, performance lagged the benchmark. From an attribution standpoint, the Fund’s relative underperformance was due to both stock selection and sector allocation. Stock selection was the largest detractor from relative performance, specifically due to our selections within the financials and information technology sectors. Conversely, we saw our selections within the materials and energy sectors help limit these relative losses. In terms of sector allocation, an overweight to materials and slight underweightings to the telecommunications and energy sectors detracted from performance, while the underweighting to the utilities sector was a positive contributor to our relative performance for the period.

The strong absolute gain of the Fund was derived on the heels of a generally favorable environment for equities, which were pushed higher primarily by strong earnings expansion; offset by some mild-valuation multiple compressions. Our bottom-up focus on company fundamentals resulted in a generally pro-cyclical portfolio sector positioning over the period, which kept mostly in-line (within approximately +/- 5%) of the Russell 1000® Value Index.

Specifically with regards to the last three months, data continues to demonstrate a resilient economic cycle, with the industrial sector and housing industries showing accelerating activity. We are seeing a similar firming in demand throughout the global supply chain as we conduct our bottom-up, fundamental company research. Inventories across these supply chains entered 2013 very tight, so as sentiment in the corporate board room has slowly improved, a re-inflation of inventory levels is supporting the economy’s ongoing recovery. The mood on Wall Street has likewise improved and flows into equities have turned positive for the first time in quite a while.

LOOKING FORWARD

We remain constructive on U.S. economic growth. Our bottom-up, company by company fundamental research depicts a very tight global supply chain, a function of the reluctance of corporate decision makers to take on too much inventory or speculative investment projects in recent months. On the other side of that coin, amid tight global inventories, we feel it only takes a small uptick in end-market demand to re-inflate that supply chain and prompt a further acceleration in economic growth. Our work suggests that the aforementioned pickup in housing and capital goods demand is, indeed, beginning to have such an impact. We remain wary of some of the geopolitical factors that have caused investor sentiment to trump fundamentals during the past few years, with the ever-changing situation in Europe the most important of these exogenous considerations. As such, we are watching the latest developments in the Cyprus banking crisis and Italian political scene for signs of economic contagion, we believe an unlikely scenario at this juncture given European monetary policymakers’ commitments to maintain active involvement in these and other affairs. All in all, we believe that the U.S. economic cycle, while muted relative to historical norms and its true potential, has staying power. We are likewise confident that the decoupling between stock prices and earnings discussed above is not sustainable and that, as the historical correlation between earnings and stock prices becomes more apparent, our portfolios will be well positioned. Finally, investors should take heart that, despite the strong equity returns in the first quarter, stocks are relatively inexpensive by historical standards. As a result, further valuation multiple expansion, coupled with decent earnings growth throughout the remainder of the year, justifies potential stock market appreciation over the balance of 2013.

What we do today is what we have consistently done over time, build portfolios of companies with good valuation and a catalyst for fundamental improvement we believe is under-appreciated by other investors. It is a discipline that has kept us in good stead historically and one we believe will continue to be rewarded going forward.

This commentary reflects the viewpoints of the portfolio manager, Systematic Financial Management, L.P., as of February 28, 2013, and is not intended as a forecast or guarantee of future results.

CUMULATIVE TOTAL RETURN PERFORMANCE

Systematic Value cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. The chart compares a hypothetical $10,000 investment made in the Fund’s Institutional Class shares on February 28, 2003, to a $10,000 investment made in the Russell 1000® Value Index for the same time period. Performance for periods longer than one year is annualized. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. Past performance is not indicative of future results. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

3

Systematic Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE (continued)

The table below shows the average annual total returns for the Systematic Value Fund and the Russell 1000® Value Index for the same time periods ended February 28, 2013.

	Average Annual Total Returns[1]
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Systematic Value Fund[2,3]
Investor Class[4]	12.21%	1.74%	—	2.51%	02/28/06
Institutional Class	12.59%	2.00%	8.25%	5.49%	04/01/02
Russell 1000® Value Index[5]	17.63%	3.88%	8.77%	5.46%	04/01/02	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February
28, 2013. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which may have resulted in higher returns.
[3]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[4]	As of December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares. Additionally, the Fund’s Class C shares converted to Investor Class shares.
[5]

The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Systematic Value Fund

Fund Snapshots

February 28, 2013

Portfolio Breakdown (unaudited)

Industry	Systematic Value Fund**	Russell 1000® Value Index
Financials	25.5%	27.6%
Energy	15.3%	16.1%
Consumer Discretionary	11.3%	8.2%
Health Care	10.7%	11.6%
Information Technology	9.0%	6.6%
Industrials	9.0%	9.2%
Consumer Staples	7.9%	7.3%
Materials	4.4%	3.6%
Telecommunication Services	2.6%	3.3%
Utilities	2.6%	6.5%
Other Assets and Liabilities	1.7%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Chevron Corp.*	3.3%
General Electric Co.*	3.2
JPMorgan Chase & Co.*	3.1
AT&T, Inc.*	2.6
Cisco Systems, Inc.*	2.5
PNC Financial Services Group, Inc.*	2.4
Hess Corp.	2.4
Eaton Corp. PLC	2.3
CVS Caremark Corp.*	2.2
American International Group, Inc.	2.1

Top Ten as a Group	26.1%

*	Top Ten Holding at August 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Value Fund

Schedule of Portfolio Investments

February 28, 2013

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 11.3%
Abercrombie & Fitch Co., Class A	11,350	$529,250
Comcast Corp., Class A	21,850	869,411
Delphi Automotive PLC*	11,200	468,720
Expedia, Inc.	5,300	338,352
Foot Locker, Inc.	38,200	1,306,058
Ford Motor Co.	24,650	310,836
Gannett Co., Inc.	25,000	501,750
Gap, Inc., The	13,700	451,004
General Motors Co.*	14,900	404,535
GNC Holdings, Inc., Class A	15,075	618,075
Magna International, Inc.	6,450	343,269
Newell Rubbermaid, Inc.	22,150	516,981
priceline.com, Inc.*	515	354,104
PulteGroup, Inc.*	24,200	464,156
Staples, Inc.	23,925	315,331
Total Consumer Discretionary		7,791,832
Consumer Staples - 7.9%
CVS Caremark Corp.	29,500	1,508,040
General Mills, Inc.	8,100	374,625
Kroger Co., The	12,100	353,441
Mondelez International, Inc., Class A	29,750	822,588
Procter & Gamble Co., The	14,550	1,108,419
Tyson Foods, Inc., Class A	15,100	342,317
Walgreen Co.	23,600	966,184
Total Consumer Staples		5,475,614
Energy - 15.3%
Anadarko Petroleum Corp.	10,850	863,443
Cameron International Corp.*	5,750	366,390
Chevron Corp.	19,225	2,252,209
ConocoPhillips	11,400	660,630
Helmerich & Payne, Inc.	8,425	558,240
Hess Corp.	24,750	1,645,875
HollyFrontier Corp.	10,450	587,290
Marathon Petroleum Corp.	5,750	476,560
Occidental Petroleum Corp.	14,375	1,183,494
Peabody Energy Corp.	30,200	651,112
Suncor Energy, Inc.	18,650	564,163
Valero Energy Corp.	16,100	733,999
Total Energy		10,543,405
Financials - 25.5%
Allstate Corp., The	18,650	858,273
American International Group, Inc.*	38,100	1,448,181

	Shares	Value
Bank of America Corp.	112,900	$1,267,867
Capital One Financial Corp.	10,800	551,124
Citigroup, Inc.	30,960	1,299,391
Discover Financial Services	33,950	1,308,094
Fidelity National Financial, Inc., Class A	18,200	453,908
Fifth Third Bancorp	67,200	1,064,448
Goldman Sachs Group, Inc., The	3,625	542,880
JPMorgan Chase & Co.	43,900	2,147,588
KeyCorp	33,150	311,278
Lincoln National Corp.	28,350	837,459
MetLife, Inc.	40,000	1,417,600
Morgan Stanley	15,300	345,015
PNC Financial Services Group, Inc.	26,850	1,675,171
Regions Financial Corp.	85,550	654,457
Validus Holdings, Ltd.	14,600	520,198
Wells Fargo & Co.	24,000	841,920
Total Financials		17,544,852
Health Care - 10.7%
Aetna, Inc.	11,100	523,809
Amgen, Inc.	10,125	925,526
Becton, Dickinson and Co.	4,025	354,442
CareFusion Corp.*	8,700	284,838
Eli Lilly & Co.	13,900	759,774
Johnson & Johnson	8,700	662,157
McKesson Corp.	4,225	448,399
Medtronic, Inc.	16,025	720,484
Pfizer, Inc.	49,975	1,367,816
Thermo Fisher Scientific, Inc.	6,900	509,220
UnitedHealth Group, Inc.	15,350	820,458
Total Health Care		7,376,923
Industrials - 9.0%
AGCO Corp.	6,325	325,611
Delta Air Lines, Inc.*	48,350	689,955
Eaton Corp. PLC	25,925	1,606,572
General Electric Co.	95,150	2,209,383
Terex Corp.*	14,525	476,565
United Rentals, Inc.*	16,250	867,912
Total Industrials		6,175,998
Information Technology - 9.0%
Broadcom Corp., Class A	26,200	893,682
Cisco Systems, Inc.	83,650	1,744,103
Hewlett-Packard Co.	33,500	674,690
KLA-Tencor Corp.	6,200	339,512
Nokia OYJ, ADR[1]	77,750	283,788

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 9.0% (continued)
NXP Semiconductors N.V.*	19,300	$623,776
Skyworks Solutions, Inc.*	33,800	719,940
Western Digital Corp.	10,300	485,748
Yahoo!, Inc.*	21,800	464,558
Total Information Technology		6,229,797
Materials - 4.4%
Freeport-McMoRan Copper & Gold, Inc.	33,825	1,079,694
International Paper Co.	14,900	655,749
LyondellBasell Industries N.V., Class A	14,700	861,714
Nucor Corp.	10,400	468,520
Total Materials		3,065,677
Telecommunication Services - 2.6%
AT&T, Inc.	49,300	1,770,363
Utilities - 2.6%
NiSource, Inc.	16,775	464,668
NRG Energy, Inc.	14,450	346,800
PPL Corp.	30,800	949,256
Total Utilities		1,760,724
Total Common Stocks (cost $57,767,542)		67,735,185

	Principal	Value
Short-Term Investments - 1.2%
Repurchase Agreements - 0.4%[2]
Cantor Fitzgerald Securities, dated 02/28/13, due 03/01/13, 0.210%, total to be received $280,031 (secured by various U.S. Government Agency Obligations, 0.000% - 6.000%, 02/06/14 - 05/01/51, totaling $285,630)	$280,029	$280,029

	Shares
Other Investment Companies - 0.8%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	575,284	575,284
Total Short-Term Investments (cost $855,313)		855,313
Total Investments - 99.5% (cost $58,622,855)		68,590,498
Other Assets, less Liabilities - 0.5%		324,825
Net Assets - 100.0%		$68,915,323

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

Over the 12 months ending February 28, 2013, the Systematic Mid Cap Value Fund (Institutional Class) (the “Fund”) returned 14.00%, lagging the 18.91% return of the Russell Midcap® Value Index.

The macro, geo-political backdrop whose impact on domestic equity investing has become omnipresent over the course of the last few years continued to press forward in earnest over the past twelve months. Impactful economic and political news continued to flow from Europe and Asia, while concerns regarding policy decisions here in the United States added to the mix. Obstacles such as the fiscal cliff, and the notion of sequester all weighed heavily on investors’ minds. The Presidential election also provided for an anticipated hesitation in the equity markets. However, investors appear to have concluded that the resultant effect of this news on business growth is unlikely to stymie the economic recovery, as during the course of the trailing 12-month period, equities posted fairly strong numbers.

An additional overlay experienced during this timeframe was the notion of risk on/risk off trading, as well as continued high correlations among stocks. Our earnings-focused philosophy is most effective when investors differentiate one stock from another on the basis of underlying company fundamentals, and least so when they trade stocks en masse based on risk-on/risk-off speculation. While double digit absolute returns are always welcome, much like other active equity managers, this extraneous, and we would argue temporary, combination can prove to be a headwind to our Fund, on a relative basis.

While the Fund posted strong absolute returns for the
12-month period ended February 28, 2013, performance lagged the benchmark. From an attribution standpoint, the Fund’s relative underperformance was due to both stock selection and sector allocation. Stock selection was the largest detractor from relative performance, specifically due to our selections within information technology and consumer staples sectors. Conversely, we saw our selections within the materials and financials sectors help limit these relative losses. In terms of sector allocation, an overweight to energy and the materials sectors detracted from performance for the period.

The strong absolute gain of the Fund was derived on the heels of a generally favorable environment for equities, which were pushed higher primarily by strong earnings expansion; offset by some mild-valuation multiple compressions. Our bottom-up focus on company fundamentals resulted in a generally pro-cyclical portfolio sector positioning over the period, which kept mostly in-line (within approximately +/- 5%) of the Russell Midcap® Value Index.

Specifically with regards to the last three months, data continues to demonstrate a resilient economic cycle, with the industrial sector and housing industries showing accelerating activity. We are seeing a similar firming in demand throughout the global supply chain as we conduct our bottom-up, fundamental company research. Inventories across these supply chains entered 2013 very tight, so as sentiment in the corporate board room has slowly improved, a re-inflation of inventory levels is supporting the economy’s ongoing recovery. The mood on Wall Street has likewise improved, and flows into equities have turned positive for the first time in quite a while.

LOOKING FORWARD

We remain constructive on U.S. economic growth. Our bottom-up, company by company fundamental research depicts a very tight global supply chain, a function of the reluctance of corporate decision makers to take on too much inventory or speculative investment projects in recent months. On the other side of that coin, amid tight global inventories, we feel it only takes a small uptick in end-market demand to re-inflate that supply chain and prompt a further acceleration in economic growth. Our work suggests that the aforementioned pickup in housing and capital goods demand is, indeed, beginning to have such an impact. We remain wary of some of the geopolitical factors that have caused investor sentiment to trump fundamentals during the past few years, with the ever-changing situation in Europe the most important of these exogenous considerations. As such, we are watching the latest developments in the Cyprus banking crisis and Italian political scene for signs of economic contagion, we believe an unlikely scenario at this juncture given European monetary policymakers’ commitments to maintain active involvement in these and other affairs. All in all, we believe that the U.S. economic cycle, while muted relative to historical norms and its true potential, has staying power. We are likewise confident that the decoupling between stock prices and earnings discussed above is not sustainable and that, as the historical correlation between earnings and stock prices becomes more apparent, our portfolios will be well positioned. Finally, investors should take heart that, despite the strong equity returns in the first quarter, stocks are relatively inexpensive by historical standards. As a result, further valuation multiple expansion, coupled with decent earnings growth throughout the remainder of the year, justifies potential stock-market appreciation over the balance of 2013.

What we do today is what we have consistently done over time, build portfolios of companies with good valuation and a catalyst for fundamental improvement we believe is under-appreciated by other investors. It is a discipline that has kept us in good stead historically and one we believe will continue to be rewarded going forward.

This commentary reflects the viewpoints of the portfolio manager, Systematic Financial Management, L.P., as of February 28, 2013, and is not intended as a forecast or guarantee of future results.

CUMULATIVE TOTAL RETURN PERFORMANCE

Systematic Mid Cap Value cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. The chart compares a hypothetical $10,000 investment made in the Fund’s Institutional Class shares on December 21, 2006, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. Performance for periods longer than one year is annualized. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. Past performance is not indicative of future results. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

8

Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE (continued)

The table below shows the average annual total returns for the Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 28, 2013.

	Average Annual Total Returns[1]
	One Year	Five Years	Since Inception	Inception Date
Systematic Mid Cap Value Fund[2,3,4]
Investor Class[5]	13.77%	6.44%	5.46%	12/21/06
Service Class	—	—	10.53%	12/01/12
Institutional Class	14.00%	6.71%	5.72%	12/21/06
Russell Midcap® Value Index[6]	18.91%	7.36%	4.29%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2013. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which may have resulted in higher returns.

[3]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[4]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[5]	As of December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares. Additionally, the Fund’s Class C shares converted to Investor Class shares.

[6]

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, The Russell Midcap® is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

9

Systematic Mid Cap Value Fund

Fund Snapshots

February 28, 2013

Portfolio Breakdown (unaudited)

Industry	Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	26.1%	30.4%
Industrials	13.2%	11.3%
Consumer Discretionary	11.7%	9.3%
Information Technology	11.4%	10.3%
Energy	9.6%	9.5%
Utilities	7.7%	10.0%
Materials	6.9%	5.9%
Health Care	6.5%	7.1%
Consumer Staples	4.9%	4.9%
Telecommunication Services	0.0%	1.3%
Other Assets and Liabilities	2.0%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Lincoln National Corp.*	2.9%
Regions Financial Corp.	2.5
Foot Locker, Inc.*	2.3
Validus Holdings, Ltd.*	2.1
Kilroy Realty Corp.	2.1
Eaton Corp. PLC	2.1
Brandywine Realty Trust	2.0
Cleco Corp.	1.9
CMS Energy Corp.	1.8
Newell Rubbermaid, Inc.	1.8

Top Ten as a Group	21.5%

*	Top Ten Holding at August 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

February 28, 2013

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 11.7%
Abercrombie & Fitch Co., Class A	75,800	$3,534,554
Foot Locker, Inc.	240,075	8,208,164
Gannett Co., Inc.	153,425	3,079,240
Gap, Inc., The	67,175	2,211,401
GNC Holdings, Inc., Class A	133,900	5,489,900
Magna International, Inc.	42,225	2,247,214
MDC Holdings, Inc.	34,575	1,328,717
Mohawk Industries, Inc.*	25,425	2,695,559
Newell Rubbermaid, Inc.	263,975	6,161,176
PVH Corp.	28,325	3,451,401
Staples, Inc.	184,175	2,427,426
Total Consumer Discretionary		40,834,752
Consumer Staples - 4.9%
Coca-Cola Enterprises, Inc.	99,425	3,557,427
Ingredion, Inc.	37,100	2,456,020
JM Smucker Co., The	35,250	3,359,325
Kroger Co., The	90,900	2,655,189
Tyson Foods, Inc., Class A	229,125	5,194,264
Total Consumer Staples		17,222,225
Energy - 9.6%
Energen Corp.	121,200	5,604,288
Helmerich & Payne, Inc.	44,750	2,965,135
Hess Corp.	52,925	3,519,513
HollyFrontier Corp.	94,175	5,292,635
Patterson-UTI Energy, Inc.	117,975	2,753,537
Peabody Energy Corp.	203,700	4,391,772
Valero Energy Corp.	115,725	5,275,903
Whiting Petroleum Corp.*	81,275	3,958,093
Total Energy		33,760,876
Financials - 26.1%
Allstate Corp., The	82,600	3,801,252
BioMed Realty Trust, Inc.	274,325	5,793,744
Brandywine Realty Trust	520,450	7,156,188
CBL & Associates Properties, Inc.	118,250	2,689,005
CBRE Group, Inc., Class A*	146,275	3,535,467
Discover Financial Services	86,650	3,338,624
Evercore Partners, Inc., Class A	87,700	3,569,390
Fidelity National Financial, Inc., Class A	242,525	6,048,573
Fifth Third Bancorp	388,100	6,147,504
HCC Insurance Holdings, Inc.	86,050	3,442,000
KeyCorp	371,900	3,492,141
Kilroy Realty Corp.	138,800	7,323,088

	Shares	Value
Lincoln National Corp.	341,950	$10,101,203
Raymond James Financial, Inc.	126,950	5,570,566
Regions Financial Corp.	1,132,575	8,664,199
SunTrust Banks, Inc.	123,725	3,413,573
Validus Holdings, Ltd.	210,650	7,505,459
Total Financials		91,591,976
Health Care - 6.5%
Becton, Dickinson and Co.	50,075	4,409,604
Boston Scientific Corp.*	396,950	2,933,461
CareFusion Corp.*	91,525	2,996,528
Jazz Pharmaceuticals PLC*	56,375	3,279,898
Omnicare, Inc.	78,925	2,940,746
PerkinElmer, Inc.	61,925	2,115,977
Sirona Dental Systems, Inc.*	59,375	4,216,812
Total Health Care		22,893,026
Industrials - 13.2%
AGCO Corp.	38,475	1,980,693
Avery Dennison Corp.	85,850	3,506,972
Delta Air Lines, Inc.*	299,200	4,269,584
Eaton Corp. PLC	116,900	7,244,293
EMCOR Group, Inc.	68,700	2,649,759
Hertz Global Holdings, Inc.*	116,450	2,323,177
Ryder System, Inc.	101,050	5,679,010
Terex Corp.*	109,450	3,591,055
Towers Watson & Co., Class A	40,100	2,669,457
Trinity Industries, Inc.	59,775	2,584,671
Triumph Group, Inc.	58,195	4,272,095
United Rentals, Inc.*	106,175	5,670,807
Total Industrials		46,441,573
Information Technology - 11.4%
Avnet, Inc.*	125,700	4,438,467
Broadcom Corp., Class A	73,900	2,520,729
Cadence Design Systems, Inc.*	206,000	2,916,960
CoreLogic, Inc.*	94,425	2,446,552
Fidelity National Information Services, Inc.	145,925	5,494,076
KLA-Tencor Corp.	78,475	4,297,291
NXP Semiconductors N.V.*	182,800	5,908,096
Skyworks Solutions, Inc.*	213,850	4,555,005
ValueClick, Inc.*	89,450	2,385,631
Western Digital Corp.	76,675	3,615,993
Xerox Corp.	179,975	1,459,597
Total Information Technology		40,038,397
Materials - 6.9%
Axiall Corp.	57,325	3,243,449

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.9% (continued)
Bemis Co., Inc.	110,425	$4,123,270
CF Industries Holdings, Inc.	13,721	2,755,588
Huntsman Corp.	156,500	2,696,495
International Paper Co.	138,875	6,111,889
Nucor Corp.	116,325	5,240,441
Total Materials		24,171,132
Utilities - 7.7%
AES Corp., The	129,275	1,502,175
Cleco Corp.	146,525	6,491,058
CMS Energy Corp.	243,750	6,486,188
NiSource, Inc.	164,850	4,566,345
NRG Energy, Inc.	179,950	4,318,800

	Shares	Value
PPL Corp.	112,125	$3,455,692
Total Utilities		26,820,258
Total Common Stocks (cost $298,576,788)		343,774,215
Other Investment Companies - 1.4%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $4,990,990)	4,990,990	4,990,990
Total Investments - 99.4% (cost $303,567,778)		348,765,205
Other Assets, less Liabilities - 0.6%		1,982,804
Net Assets - 100.0%		$350,748,009

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/ or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$59,488,008	$10,528,020	$(1,425,530)	$9,102,490
Systematic Mid Cap Value Fund	305,540,543	48,435,799	(5,211,137)	43,224,662

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of February 28, 2013, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$255,500	0.4%

[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]	Yield shown represents the February 28, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of February 28, 2013, the securities in Systematic Mid Cap Value Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of February 28, 2013. (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks†	$67,735,185	—	—	$67,735,185
Short-Term Investments
Repurchase Agreements	—	$280,029	—	280,029
Other Investment Companies	575,284	—	—	575,284

Total Investments in Securities	$68,310,469	$280,029	—	$68,590,498

†	All common stocks held in the Fund are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2013

	Systematic Value Fund		Systematic Mid Cap Value Fund
Assets:
Investments at value* (including securities on loan valued at $255,500 and $0, respectively)	$68,590,498		$348,765,205
Receivable for investments sold	586,498		9,640,033
Receivable for Fund shares sold	119,915		2,341,118
Dividends, interest and other receivables	136,145		322,896
Prepaid expenses	13,700		32,149
Total assets	69,446,756		361,101,401
Liabilities:
Payable upon return of securities loaned	280,029		—
Payable for Fund shares repurchased	132,869		1,147,259
Payable for investments purchased	—		8,908,284
Payable to affiliate	29,154		3,308
Accrued expenses:
Investment advisory and management fees	37,519		200,257
Distribution fees - Investor Class	5,563		6,240
Trustee fees and expenses	413		2,051
Other	45,886		85,993
Total liabilities	531,433		10,353,392
Net Assets	$68,915,323		$350,748,009
Net Assets Represent:
Paid-in capital	$61,563,498		$296,655,928
Undistributed net investment income	170,050		806,841
Accumulated net realized gain (loss) from investments	(2,785,868)		8,087,813
Net unrealized appreciation of investments	9,967,643		45,197,427
Net Assets	$68,915,323		$350,748,009
Investor Class Shares:
Net Assets	$28,153,424	[1]	$32,653,721	[1]
Shares outstanding	2,532,747	[1]	2,588,344	[1]
Net asset value, offering and redemption price per share	$11.12	[1]	$12.62	[1]
Service Class Shares:
Net Assets	n\a		$11,050
Shares outstanding	n\a		873
Net asset value, offering and redemption price per share	n\a		$12.66
Institutional Class Shares:
Net Assets	$40,761,899		$318,083,238
Shares outstanding	3,661,645		25,128,414
Net asset value, offering and redemption price per share	$11.13		$12.66
* Investments at cost	$58,622,855		$303,567,778

[1]	Effective at the close of business on November 30, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the fiscal year ended February 28, 2013

	Systematic Value Fund	Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$1,676,144 [1]	$6,237,280 [2]
Securities lending income	2,591	7,578
Interest income	38	983
Foreign withholding tax	(16,910)	(1,447)
Total investment income	1,661,863	6,244,394
Expenses:
Investment advisory and management fees	509,533	2,306,426
Distribution fees - Investor Class	76,359	70,108
Distribution fees - Class C	3,982	15,221
Registration fees	45,993	76,394
Custodian	26,017	44,185
Reports to shareholders	22,997	78,321
Professional fees	22,426	50,143
Transfer agent	20,620	36,722
Extraordinary expense	6,359	31,769
Trustees fees and expenses	1,219	14,729
Miscellaneous	1,206	12,744
Total expenses before offsets	736,711	2,736,762
Expense repayments	—	23,045
Expense reimbursements	(59,663)	—
Expense reductions	(33,249)	(67,640)
Net expenses	643,799	2,692,167
Net investment income	1,018,064	3,552,227
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,412,678	24,858,313
Net change in unrealized appreciation (depreciation) of investments	636,289	13,976,902
Net realized and unrealized gain	7,048,967	38,835,215
Net increase in net assets resulting from operations	$8,067,031	$42,387,442

[1]	Includes non-recurring dividends of $69,600.
[2]	Includes non-recurring dividends of $1,005,665.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the fiscal year ended

	Systematic Value Fund		Systematic Mid Cap Value Fund
	February 28, 2013	February 29, 2012	February 28, 2013	February 29, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,018,064	$888,113	$3,552,227	$2,181,039
Net realized gain (loss) on investments	6,412,678	3,832,764	24,858,313	(16,563,702)
Net change in unrealized appreciation (depreciation) of investments	636,289	(12,497,907)	13,976,902	8,968,685
Net increase (decrease) in net assets resulting from operations	8,067,031	(7,777,030)	42,387,442	(5,413,978)
Distributions to Shareholders:
From net investment income:
Investor Class	(397,709)	(301,744)	(235,582)	(98,167)
Service Class	—	—	(101)	—
Class C	—	(627)	—	—
Institutional Class	(616,200)	(524,915)	(2,894,728)	(1,598,525)
From net realized gain on investments:
Investor Class	—	—	—	(959,906)
Class C	—	—	—	(71,515)
Institutional Class	—	—	—	(9,935,660)
Total distributions to shareholders	(1,013,909)	(827,286)	(3,130,411)	(12,663,773)
Capital Share Transactions:[1]
Proceeds from sale of shares	16,419,935	18,138,821	103,834,187	285,993,764
Reinvestment of dividends and distributions	1,009,379	826,205	2,977,809	12,167,453
Cost of shares repurchased	(27,865,653)	(65,704,044)	(93,251,832)	(122,090,411)
Net increase (decrease) from capital share transactions	(10,436,339)	(46,739,018)	13,560,164	176,070,806

Total increase (decrease) in net assets	(3,383,217)	(55,343,334)	52,817,195	157,993,055
Net Assets:
Beginning of year	72,298,540	127,641,874	297,930,814	139,937,759
End of year	$68,915,323	$72,298,540	$350,748,009	$297,930,814
End of year undistributed net investment income	$170,050	$167,297	$806,841	$501,098

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal year

	For the fiscal year ended
Investor Class	February 28, 2013*	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Year	$10.05	$10.47	$8.46	$5.54	$10.74
Income from Investment Operations:
Net investment income	0.13 [3,4]	0.10	0.04	0.05	0.13
Net realized and unrealized gain (loss) on investments	1.09 [3]	(0.43)	2.01	2.93	(5.22)
Total from investment operations	1.22	(0.33)	2.05	2.98	(5.09)
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.09)	(0.04)	(0.06)	(0.11)
Net Asset Value, End of Year	$11.12	$10.05	$10.47	$8.46	$5.54
Total Return[1]	12.21%	(3.04)%	24.22%	53.81%	(47.56)%
Ratio of net expenses to average net assets	1.02%[5]	1.03%[6]	1.09%	1.12%	1.12%
Ratio of net investment income to average net assets[1]	1.26%[5]	0.81%	0.37%	0.72%	1.67%
Portfolio turnover	101%	100%	132%	135%	165%
Net assets at end of year (000’s omitted)	$28,153	$28,911	$56,153	$64,147	$40,730

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.15%	1.16%	1.15%	1.15%	1.18%
Ratio of net investment income to average net assets	1.13%	0.68%	0.31%	0.69%	1.61%

	For the fiscal year ended
Institutional Class	February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Year	$10.06	$10.50	$8.48	$5.55	$10.77
Income from Investment Operations:
Net investment income	0.15 [3,4]	0.14	0.06	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.09 [3]	(0.46)	2.02	2.95	(5.18)
Total from investment operations	1.24	(0.32)	2.08	3.01	(5.09)
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.12)	(0.06)	(0.08)	(0.13)
Net Asset Value, End of Year	$11.13	$10.06	$10.50	$8.48	$5.55
Total Return[1]	12.49%[12]	(2.87)%	24.58%	54.22%	(47.45)%
Ratio of net expenses to average net assets	0.77%[5]	0.78%[6]	0.84%	0.87%	0.87%
Ratio of net investment income to average net assets[1]	1.51%[5]	1.06%	0.63%	0.96%	2.01%
Portfolio turnover	101%	100%	132%	135%	165%
Net assets at end of year (000’s omitted)	$40,762	$42,766	$70,543	$58,486	$27,623

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.90%	0.91%	0.90%	0.90%	0.93%
Ratio of net investment income to average net assets	1.38%	0.93%	0.57%	0.93%	1.95%

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the fiscal year ended
Investor Class	February 28, 2013*	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Year	$11.18	$11.91	$9.28	$6.08	$10.01
Income from Investment Operations:
Net investment income	0.11 [3,7]	0.07	0.01	0.04	0.07
Net realized and unrealized gain (loss) on investments	1.42 [3]	(0.33)	2.78	3.20	(3.95)
Total from investment operations	1.53	(0.26)	2.79	3.24	(3.88)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.04)	(0.04)	(0.04)	(0.05)
Net realized gain on investments	—	(0.43)	(0.12)	—	—
Total distributions to shareholders	(0.09)	(0.47)	(0.16)	(0.04)	(0.05)
Net Asset Value, End of Year	$12.62	$11.18	$11.91	$9.28	$6.08
Total Return[1]	13.77%	(1.73)%	30.22%	53.36%	(38.82)%
Ratio of net expenses to average net assets	1.10%[8]	1.09%[9]	1.17%	1.20%	1.21%
Ratio of net investment income to average net assets[1]	0.94%[8]	0.66%	0.31%	0.68%	0.90%
Portfolio turnover	118%	114%	148%	171%	142%
Net assets at end of year (000’s omitted)	$32,654	$26,677	$22,534	$11,719	$5,171

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.12%	1.13%	1.20%	1.24%	1.26%
Ratio of net investment income to average net assets	0.92%	0.62%	0.28%	0.64%	0.85%

Service Class	For the fiscal period ended December 1, 2012 through February 28, 2013**
Net Asset Value, Beginning of Period	$11.57
Income from Investment Operations:
Net investment income	0.04 [3,7]
Net realized and unrealized gain on investments	1.17 [3]
Total from investment operations	1.21
Less Distributions to Shareholders from:
Net investment income	(0.12)
Net Asset Value, End of Period	$12.66
Total Return[1]	10.53%[10]
Ratio of net expenses to average net assets	0.86%[8,11]
Ratio of net investment income to average net assets[1]	1.51%[8,11]
Portfolio turnover	118%
Net assets at end of period (000’s omitted)	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.87%[11]
Ratio of net investment income to average net assets	1.50%[11]

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the fiscal year ended
Institutional Class	February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009
Net Asset Value, Beginning of Year	$11.22	$11.95	$9.30	$6.09	$10.03
Income from Investment Operations:
Net investment income	0.14 [3,7]	0.09	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.42 [3]	(0.32)	2.78	3.20	(3.92)
Total from investment operations	1.56	(0.23)	2.84	3.27	(3.87)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.07)	(0.07)	(0.06)	(0.07)
Net realized gain on investments	—	(0.43)	(0.12)	—	—
Total distributions to shareholders	(0.12)	(0.50)	(0.19)	(0.06)	(0.07)
Net Asset Value, End of Year	$12.66	$11.22	$11.95	$9.30	$6.09
Total Return[1]	14.00%	(1.49)%	30.63%[12]	53.75%[12]	(38.66)%
Ratio of net expenses to average net assets	0.85%[8]	0.84%[9]	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets[1]	1.19%[8]	0.95%	0.57%	0.90%	1.19%
Portfolio turnover	118%	114%	148%	171%	142%
Net assets at end of year (000’s omitted)	$318,083	269,162	115,866	91,640	53,451

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.87%	0.88%	0.95%	0.99%	1.01%
Ratio of net investment income to average net assets	1.17%	0.91%	0.54%	0.86%	1.14%

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective at the close of business on November 30, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commenced operations on December 1, 2012.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for the Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to $2,752 or 0.009%, and $3,607 or 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[6]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.

[7]

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.00 and $0.10 for the Investor Class, Service Class and Institutional Class, respectively.

[8]

Includes non-routine extraordinary expenses amounting to $3,013 or 0.011%, $1 or 0.012% and $28,755 or 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.

[9]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.

[10]	Not Annualized.
[11]	Annualized.
[12]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

Notes to Financial Statements

February 28, 2013

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), each a “Fund” and collectively the “Funds.”

Effective December 1, 2012, Class A shares of the Value and Mid Cap Value Funds were renamed Investor Class shares. Additionally, on December 1, 2012, the Mid Cap Value Fund established one additional share class: Service Class shares. On November 30, 2012 at the close of business, all outstanding Class C shares of the Value and Mid Cap Value Funds were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class C shares of each respective Fund.

Value offers two classes of shares: Investor and Institutional. Mid Cap Value offers three classes of shares: Investor, Service and Institutional Class. Investor and Service Class shares are available, with no sales charge and are subject to different expenses than Institutional Class Shares. Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which each Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP

20

Notes to Financial Statements (continued)

also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the fiscal year ended February 28, 2013, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, were as follows: Value - $33,240 or 0.05% and Mid Cap Value - $67,605 or 0.02%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the fiscal year ended February 28, 2013, the custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the fiscal year ended February 28, 2013, overdraft fees for Value and Mid Cap Value equaled $19 and $0, respectively.

Up until December 31, 2012, the Trust had a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby balance credits were used to offset banking charges and other out-of-pocket expenses. For the fiscal year ended February 28, 2013, the transfer agent expense for Value and Mid Cap Value was reduced by $9 and $35, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, REITS, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

21

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended February 28, 2013, and February 29, 2012 were as follows:

	Value		Mid Cap Value
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$1,013,909	$827,286	$3,130,411	$1,697,226
Short-term capital gains	—	—	—	2,197,313
Long-term capital gains	—	—	—	8,769,234

	$1,013,909	$827,286	$3,130,411	$12,663,773

As of February 28, 2013, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Value	Mid Cap Value
Capital loss carryforward	$1,920,676	—
Undistributed ordinary income	170,011	$806,841
Undistributed short-term capital gains	—	—
Undistributed long-term capital gains	—	10,060,578
Post-October loss deferral	—	—

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of February 28, 2013 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of February 28, 2013, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires February 28,
Fund	Short-Term	Long-Term
Value
(Pre-Enactment)	$1,920,676	—	2018

For the fiscal year ended February 28, 2013, the following Funds utilized capital loss carryovers in the amount of:

	Capital Loss Carryovers Utilized
	Short-Term	Long-Term
Value	$4,568,175	—
Mid Cap Value	3,982,523	—

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the fiscal years ended February 28, 2013 and February 29, 2012, the capital stock transactions by class for Value and Mid Cap Value were as follows:

	Value				Mid Cap Value
	2013		2012		2013		2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	1,093,729	$11,156,149	1,131,587	$10,767,827	1,379,851	$15,864,410	1,777,154	$20,008,361
Reinvestment of dividends and distributions	38,077	393,333	33,273	301,124	19,887	228,896	102,645	1,043,898
Cost of shares repurchased	(1,476,635)	(15,156,074)	(3,649,813)	(36,889,505)	(1,197,164)	(13,809,238)	(1,385,976)	(15,185,282)

Net Increase (Decrease)	(344,829)[1]	$(3,606,592)[1]	(2,484,953)	$(25,820,554)	202,574 [1]	$2,284,068 [1]	493,823	$5,866,977

Service Class:
Proceeds from sale of shares	n\a	n\a	n\a	n\a	864	$10,000	n\a	n\a
Reinvestment of dividends and distributions	n\a	n\a	n\a	n\a	9	101	n\a	n\a
Cost of shares repurchased	n\a	n\a	n\a	n\a	—	—	n\a	n\a

Net Increase (Decrease)	n\a	n\a	n\a	n\a	873 [2]	$10,101 [2]	n\a	n\a

Class C:
Proceeds from sale of shares	1,572	$15,961	586	$6,125	30,465	$331,861	103,201	$1,158,447
Reinvestment of dividends and distributions	—	—	46	411	—	—	6,867	68,948
Cost of shares repurchased	(63,997)	(646,879)	(29,563)	(297,565)	(220,335)	(2,463,346)	(50,836)	(537,691)

Net Increase (Decrease)	(62,425)[3]	($630,918)[3]	(28,931)	$(291,029)	(189,870)[3]	($2,131,485)[3]	59,232	$689,704

Institutional Class:
Proceeds from sale of shares	511,752	$5,247,825	755,040	$7,364,869	7,631,950	$87,627,916	23,344,311	$264,826,956
Reinvestment of dividends and distributions	59,579	616,046	57,910	524,670	237,993	2,748,812	1,083,785	11,054,607
Cost of shares repurchased	(1,159,121)	(12,062,700)	(3,284,589)	(28,516,974)	(6,733,981)	(76,979,248)	(10,134,578)	(106,367,438)

Net Increase (Decrease)	(587,790)	$(6,198,829)	(2,471,639)	$(20,627,435)	1,135,962	$13,397,480	14,293,518	$169,514,125

†

Includes 44,697 shares and $464,365 for the fiscal year ended February 28, 2013, due to the conversion of Class C shares into Investor Class shares for Value and includes 175,860 shares and $2,024,907 due to the conversion of Class C shares into Investor Class shares for Mid Cap Value.

[1]	Effective at the close of business on November 30, 2012, all Class A shares were renamed to Investor Class shares.
[2]	Commencement operations on December 1, 2012.
[3]	Effective at the close of business on November 30, 2012, all C shares converted to Investor shares.

Notes to Financial Statements (continued)

At February 28, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Value – two collectively own 47%; Mid Cap Value – three collectively own 61%. Transactions by these shareholders may have a material impact on their respective Fund.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At February 28, 2013, the market value of repurchase agreements outstanding for Value and Mid Cap Value was $280,029 and $0, respectively.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an investment management agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended February 28, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Value - 0.70% and Mid Cap Value - 0.75%.

The Investment Manager and Systematic have contractually agreed, through at least July 1, 2013, to waive management fees and/or reimburse Fund expenses, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service
(12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

Value	0.81%
Mid Cap Value	0.87%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed the Fund’s respective expense cap. For the fiscal year ended

February 28, 2013, each Fund’s components of reimbursement are detailed in the following chart:

	Value	Mid Cap Value
Reimbursement Available - 2/29/12	$58,138	$23,045
Additional Reimbursements	59,663	—
Repayments	—	(23,045)
Expired Reimbursements	—	—

Reimbursement Available - 2/28/13	$117,801	$—

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Value and Mid Cap Value have adopted a distribution and service plan (the “Plan”) with respect to the Investor shares, and, through November 30, 2012 Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and, through November 30, 2012, up to 1.00% annually of each Fund’s average daily net assets attributable to the Class C shares.

24

Notes to Financial Statements (continued)

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class and Class C of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Board has approved additional expenses with respect to the Service Class shares of Mid Cap Value for shareholder servicing costs incurred by brokers, dealers, banks and other financial intermediaries. These payments may not exceed the lesser of what is actually incurred or an annual rate of 0.10% of the average daily net assets of the Service Class shares. For the period December 1, 2012 through February 28, 2013, the Service Class shares did not incur any fees.

The Securities and Exchange Commission (“SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the fiscal year ended February 28, 2013, Value lent $311,454 for four days earning interest of $38. Mid Cap Value lent varying amounts not exceeding $3,787,107 for five days earning interest of $983. The interest earned is included in the Statement of Operations as interest income. For the same period, Valued borrowed $3,787,107 for five days paying interest of $634. The interest paid is included in the Statement of Operations as miscellaneous expense. At February 28, 2013, Value and Mid Cap Value had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short term securities and U.S. Government obligations) for the fiscal year ended February 28, 2013 were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Value	$72,377,139	$81,824,232
Mid Cap Value	372,623,443	355,888,448

The Funds had no purchases or sales of U.S. Government obligations for the fiscal year ended February 28, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102%

(105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Until December 31, 2012, collateral received in the form of cash was invested temporarily in the BNY Mellon Overnight Government Fund. Effective January 1, 2013, cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

6.	New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011- 11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

7.	Subsequent Events

Managers AMG Funds has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Notes to Financial Statements (continued)

Tax Information (unaudited)

Systematic Value Fund and Systematic Mid Cap Value Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation act of 2003. The 2012 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

The percentage of Qualified Dividend Income (“QDI”) and the Dividends-Received Deduction (“DRD”) for distributions paid are as follows:

	2012	2011
Value
Ordinary Income - QDI	100.00%	100.00%
Ordinary Income - DRD	100.00%	100.00%

Mid Cap Value
Ordinary Income - QDI	100.00%	100.00%
Ordinary Income - DRD	100.00%	100.00%

Pursuant to section 852 of the Internal Revenue Code, Systematic Value Fund and Systematic Mid Cap Value Fund each hereby designates $0 and $10,060,578, respectively, as a capital gain distribution with respect to the taxable fiscal year ended February 28, 2013, or if subsequently determined to be different, the net capital gains of such year.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Managers AMG Funds and the Shareholders of Systematic Value Fund and Systematic Mid Cap Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Systematic Value Fund and Systematic Mid Cap Value Fund (the “Funds”) at February 28, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2013

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Bruce B. Bingham, 12/01/48 • Trustee since 2012 • Oversees 37 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present).

William E. Chapman, II, 9/23/41 • Independent Chairman • Trustee since 1999 • Oversees 37 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009); Trustee of Bowdoin College
(2002-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios).

Edward J. Kaier, 9/23/45 • Trustee since 1999 • Oversees 37 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios).

Steven J. Paggioli, 4/3/50 • Trustee since 2004 • Oversees 37 Funds in Fund Complex	Independent Consultant
(2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC
(1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc.
(1991-2001); Trustee, Professionally Managed Portfolios (38 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008 – Present); Trustee of Aston Funds (26 portfolios).

Eric Rakowski, 6/5/58 • Trustee since 1999 • Oversees 37 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios).

Thomas R. Schneeweis, 5/10/47 • Trustee since 2004 • Oversees 37 Funds in Fund Complex	Professor of Finance, University of Massachusetts
(1977-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC
(2004-2010); Trustee of Aston Funds (26 portfolios).

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Streur is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. and because of his service as President of the Trust. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust.

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Christine C. Carsman, 4/2/52 • Trustee since 2011 • Oversees 37 Funds in Fund Complex	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc.
(2011-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Name, Date of Birth, Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Keitha L. Kinne, 5/16/58 • President since 2012 • Chief Operating Officer since 2007	Managing Partner and Chief Operating Officer, Managers Investment Group LLC
(2007-Present); Chief Investment Officer, Managers Investment Group LLC
(2008-Present); President, Managers Distributors, Inc.
(2012-Present); Chief Operating Officer, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Managing Director, Legg Mason & Co., LLC
(2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

Lewis Collins, 2/26/66 • Secretary since 2011 • Chief Legal Officer since 2011	Senior Vice President and Senior Counsel, Affiliated Managers Group, Inc.
(2010-Present); Vice President and Senior Counsel, Affiliated Managers Group, Inc.
(2006-2010); Senior Counsel, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002).

Donald S. Rumery, 5/29/58 • Chief Financial Officer since 2007 • Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Treasurer, The Managers Funds
(1995-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Chief Financial Officer, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-2012); Vice President, The Managers Funds LLC, (1994-2004).

John J. Ferencz, 3/09/62 • Chief Compliance Officer since 2010	Vice President, Legal and Compliance, Managers Investment Group LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010).

Michael S. Ponder, 9/12/73 • Assistant Secretary since 2011	Senior Vice President and Counsel, Managers Investment Group LLC (2011-Present); Attorney, DeNovo Legal
(2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007).

Matthew B. Wallace, 11/24/80 • Anti-Money Laundering Compliance Officer since 2012

Senior Associate, Legal and Compliance, Managers Investment Group LLC
(2012-Present); Associate, Legal and Compliance, Managers Investment Group LLC (2010-2012); Compliance Specialist, Calamos Advisors LLC (2007-2010).

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2013	Fiscal 2012
Systematic Value Fund	$12,748	$21,576
Systematic Mid Cap Value Fund	$20,990	$26,794

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2013	Fiscal 2012
Systematic Value Fund	$7,000	$7,000
Systematic Mid Cap Value Fund	$7,000	$7,000

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2013 and $0 for fiscal 2012, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1)According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2013 and 2012 for non-audit services rendered to the Funds and Fund Service Providers were $80,000 and $79,500, respectively. For the fiscal year ended February 28, 2013, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $66,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2012, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $65,500 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	April 30, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	April 30, 2013